PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details) - Periodic pension benefit cost - Telkomsel	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate	6.30%	7.10%	6.70%
Minimum
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Rate of compensation increases	7.00%	7.25%	7.50%
Maximum
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Rate of compensation increases	8.00%	8.00%	8.00%